Operating Leases - Schedule of Maturities of Lease Liabilities for All Operating Leases (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 69,321
2021	90,495	$ 90,495
2022	69,741	69,741
Total lease payments	229,557	252,839
Less: Interest	(23,392)	(27,457)
Present value of lease liabilities	206,165	225,382
Less: current maturities	(78,013)	(77,992)
Non-current lease liability	$ 128,152	$ 147,390